General (Changes In Ownership Interest In Subsidiaries) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended							0 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Nov. 11, 2010 AerVenture [Member]	Dec. 31, 2010 AerVenture [Member]	Dec. 31, 2010 A330 Joint Venture [Member]
Variable Interest Entity [Line Items]
Net income attributable to AerCap Holdings N.V.	$ 163,655	$ 172,224	$ 207,573	[1]	$ 165,166	$ 151,806	$ 188,453
Decrease in AerCap Holdings N.V. paid-in capital for the repurchase of 50% equity interest in AerVenture			(49,854)
Increase in AerCap Holdings N.V. paid-in capital for the sale of a 50% equity interest in a A330 joint venture			2,072
Net transfers (to) from non-controlling interest			(47,782)
Changes in AerCap Holdings N.V. equity from net income attributable to AerCap Holdings N.V. and transfers (to) from non-controlling interests	$ 163,655	$ 172,224	$ 159,791
Ownership percentage sold										50.00%
Ownership percentage								50.00%	50.00%

[1]	Includes the results of Genesis for the period from March 25, 2010 (date of acquisition) to December 31, 2010.